United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2010

Date of Reporting Period:  Quarter ended 09/30/2010

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund II

Portfolio of Investments

September 30, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 95.9%
		Consumer Discretionary – 8.1%
46,800		Johnson Controls, Inc.	1,427,400
23,600	[1]	Kohl's Corp.	1,243,248
24,600		McDonald's Corp.	1,832,946
41,000		Omnicom Group, Inc.	1,618,680
		TOTAL	6,122,274
		Consumer Staples – 11.6%
31,600		Archer-Daniels-Midland Co.	1,008,672
33,835		H.J. Heinz Co.	1,602,764
41,300		Kroger Co.	894,558
6,635		Mead Johnson Nutrition Co.	377,598
30,598		Nestle SA	1,630,757
14,900		Procter & Gamble Co.	893,553
28,200		The Coca-Cola Co.	1,650,264
11,700		Wal-Mart Stores, Inc.	626,184
		TOTAL	8,684,350
		Energy – 11.5%
10,300		Anadarko Petroleum Corp.	587,615
8,200		Apache Corp.	801,632
33,570		Chevron Corp.	2,720,848
39,700		Exxon Mobil Corp.	2,453,063
16,500		Schlumberger Ltd.	1,016,565
62,817	[1]	Weatherford International Ltd.	1,074,171
		TOTAL	8,653,894
		Financials – 12.2%
27,600		Bank of America Corp.	361,836
94,800	[1]	Citigroup, Inc.	369,720
3,700		Goldman Sachs Group, Inc.	534,946
25,192		Invesco Ltd.	534,826
58,060		J.P. Morgan Chase & Co.	2,210,345
87,400		KeyCorp	695,704
15,100		MetLife, Inc.	580,595
30,100		SunTrust Banks, Inc.	777,483
32,000		The Travelers Cos., Inc.	1,667,200
64,310		U.S. Bancorp	1,390,382
		TOTAL	9,123,037
		Health Care – 12.4%
31,500		Abbott Laboratories	1,645,560
16,900		Allergan, Inc.	1,124,357
6,800	[1]	Amgen, Inc.	374,748
18,862		Bristol-Myers Squibb Co.	511,349
11,850	[1]	Celgene Corp.	682,679
20,900	[1]	Humana, Inc.	1,050,016
16,300		Johnson & Johnson	1,009,948
37,450		Merck & Co., Inc.	1,378,534
59,400		Pfizer, Inc.	1,019,898
1

Shares or Principal Amount			Value
7,100		Shire Ltd., ADR	477,688
		TOTAL	9,274,777
		Industrials – 9.2%
12,400		Caterpillar, Inc.	975,632
10,200		Deere & Co.	711,756
84,500	[1]	Delta Air Lines, Inc.	983,580
20,500		Fluor Corp.	1,015,365
21,500		Joy Global, Inc.	1,511,880
13,200		Precision Castparts Corp.	1,681,020
		TOTAL	6,879,233
		Information Technology – 16.6%
28,300	[1]	Adobe Systems, Inc.	740,045
6,950	[1]	Apple, Inc.	1,972,062
12,700		Broadcom Corp., Class A	449,453
63,150	[1]	Cisco Systems, Inc.	1,382,985
2,200	[1]	Google Inc., Class A	1,156,738
20,500		IBM Corp.	2,749,870
31,200	[1]	Marvell Technology Group Ltd.	546,312
73,200		Oracle Corp.	1,965,420
144,100		Xerox Corp.	1,491,435
		TOTAL	12,454,320
		Materials – 5.9%
25,800		Agnico Eagle Mines Ltd.	1,832,574
11,500		Agrium, Inc.	862,385
8,900		CF Industries Holdings, Inc.	849,950
10,100		Freeport-McMoran Copper & Gold, Inc.	862,439
		TOTAL	4,407,348
		Telecommunication Services – 3.6%
135,800		Frontier Communications Corp.	1,109,486
251,100		Qwest Communications International, Inc.	1,574,397
		TOTAL	2,683,883
		Utilities – 4.8%
51,350		Southern Co.	1,912,274
29,700		Wisconsin Energy Corp.	1,716,660
		TOTAL	3,628,934
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,390,840)	71,912,050
		Repurchase Agreement – 3.1%
$2,277,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047. (AT COST)	2,277,000
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $66,667,840)[2]	74,189,050
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[3]	782,272
		TOTAL NET ASSETS — 100%	$74,971,322
2

1	Non-income producing security.
2	At September 30, 2010, the cost of investments for federal tax purposes was $66,667,840. The net unrealized appreciation of investments for federal tax purposes was $7,521,210. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,874,364 and net unrealized depreciation from investments for those securities having an excess of cost over value of $353,154.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$63,936,772	$ —	$ —	$63,936,772
International	6,344,521	1,630,757	—	7,975,278
Repurchase Agreement	—	2,277,000	—	2,277,000
TOTAL SECURITIES	$70,281,293	$3,907,757	$ —	$74,189,050

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

4

Federated Capital Income Fund II

Portfolio of Investments

September 30, 2010 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 33.7%
	Consumer Discretionary – 3.6%
1,960	Bob Evans Farms, Inc.	55,017
12,105	Comcast Corp., Class A	218,858
14,220	Cooper Tire & Rubber Co.	279,139
545	Foot Locker, Inc.	7,919
4,385	Genuine Parts Co.	195,527
8,100	Home Depot, Inc.	256,608
2,685	Leggett and Platt, Inc.	61,111
5,405	Meredith Corp.	180,041
3,085	Omnicom Group, Inc.	121,796
7,300	Regal Entertainment Group	95,776
3,180	Target Corp.	169,939
1,270	Time Warner Cable, Inc.	68,567
3,710	Time Warner, Inc.	113,711
3,335	Viacom, Inc., Class B	120,694
	TOTAL	1,944,703
	Consumer Staples – 3.6%
4,580	Altria Group, Inc.	110,012
4,965	Archer-Daniels-Midland Co.	158,483
1,020	Diageo PLC, ADR	70,390
1,515	Dr. Pepper Snapple Group, Inc.	53,813
1,380	Kimberly-Clark Corp.	89,769
16,110	Kroger Co.	348,942
1,405	McCormick & Co., Inc.	59,066
2,610	Molson Coors Brewing Co., Class B	123,244
2,035	Nu Skin Enterprises, Inc., Class A	58,608
2,395	Philip Morris International, Inc.	134,168
2,735	Procter & Gamble Co.	164,018
3,965	Reynolds American, Inc.	235,481
6,490	Wal-Mart Stores, Inc.	347,345
	TOTAL	1,953,339
	Energy – 4.6%
10,385	Chevron Corp.	841,704
12,140	ConocoPhillips	697,200
8,160	ENI S.p.A, ADR	352,349
6,845	Marathon Oil Corp.	226,570
3,940	Ship Finance International LTD	76,554
2,055	Teekay Shipping Corp.	54,930
4,395	Total SA, ADR	226,782
	TOTAL	2,476,089
	Financials – 3.0%
5,543	Ace, Ltd.	322,880
2,825	American Express Co.	118,735
4,300	American Financial Group Inc., Ohio	131,494
6,170	Assurant, Inc.	251,119
4,315	Chubb Corp.	245,912
1

Shares or Principal Amount		Value
16,385	Hospitality Properties Trust	365,877
645	M & T Bank Corp.	52,767
2,225	The Travelers Cos, Inc.	115,922
	TOTAL	1,604,706
	Health Care – 5.9%
1,105	Abbott Laboratories	57,725
900	Bayer AG, ADR	62,703
8,906	Bristol-Myers Squibb Co.	241,442
15,770	Cardinal Health, Inc.	521,041
4,365	Covidien PLC	175,429
8,375	Johnson & Johnson	518,915
6,425	Lilly (Eli) & Co.	234,705
11,140	Merck & Co., Inc.	410,064
1,100	Novartis AG, ADR	63,437
30,330	Pfizer, Inc.	520,766
2,145	Teleflex, Inc.	121,793
6,675	UnitedHealth Group, Inc.	234,359
	TOTAL	3,162,379
	Industrials – 4.1%
3,640	Cooper Industries PLC	178,105
4,310	Deere & Co.	300,752
4,855	Dover Corp.	253,480
55,645	General Electric Co.	904,231
1,400	Honeywell International, Inc.	61,516
2,720	Parker-Hannifin Corp.	190,563
4,395	Tyco International Ltd.	161,428
2,860	United Parcel Service, Inc.	190,734
	TOTAL	2,240,809
	Information Technology – 2.9%
4,770	International Business Machines Corp.	639,848
1,825	KLA-Tencor Corp.	64,295
1,845	Linear Technology Corp.	56,697
3,660	Microchip Technology, Inc.	115,107
22,035	Microsoft Corp.	539,637
17,640	Nokia Oyj, ADR, Class A	176,929
	TOTAL	1,592,513
	Materials – 1.7%
2,205	Dow Chemical Co.	60,550
1,535	Freeport-McMoRan Copper & Gold, Inc.	131,074
2,150	PPG Industries, Inc.	156,520
5,910	RPM International, Inc.	117,727
6,640	Rio Tinto PLC, ADR	389,967
2,055	Sonoco Products Co.	68,719
	TOTAL	924,557
	Telecommunication Services – 2.2%
23,989	AT&T, Inc.	686,085
3,615	BCE, Inc.	117,488
14,685	Vodafone Group PLC, ADR	364,335
	TOTAL	1,167,908
2

Shares or Principal Amount			Value
		Utilities – 2.1%
13,095		CMS Energy Corp.	235,972
8,810		DPL, Inc.	230,205
1,400		DTE Energy Co.	64,302
2,615		NICOR, Inc.	119,819
1,570		National Grid PLC, ADR	67,102
2,170		Northeast Utilities Co.	64,167
3,695		ONEOK, Inc.	166,423
5,415		Public Service Enterprises Group, Inc.	179,128
		TOTAL	1,127,118
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,636,157)	18,194,121
		PREFERRED STOCKS – 5.2%
		Financials – 5.2%
4,625		Citigroup, Inc., Conv. Pfd., 7.5%, 12/15/2012	548,109
9,200	[1]	Credit Suisse (USA), Inc. 5% Trigger Mandatory Exchangeable Notes (PNC), 12/23/2010	484,242
10,600		Credit Suisse 5% Equity Linked Notes (USB), PERCS, 11/17/2010	226,575
8,400	[1]	Credit Suisse 5% Equity Linked Notes (WFC), 11/17/2010	208,068
12,400	[1]	Goldman Sachs 5% Mandatory Exchangeable Notes (BAC)	163,977
13,500	[1,2,3]	Goldman Sachs 5% Trigger Mandatory Exchangeable Notes (BAC UN), 11/8/2010	177,606
8,300	[1,2,3]	Goldman Sachs 5% Trigger Mandatory Exchangeable Notes (MS)	206,628
3,530		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013	201,422
18,860		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011	593,713
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,028,327)	2,810,340
		Adjustable Rate Mortgages – 0.5%
$150,208		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	160,441
114,310		Federal National Mortgage Association, 5.780%, 9/1/2037	122,097
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $260,834)	282,538
		Corporate Bonds – 6.3%
		Banking – 0.8%
170,000	[2,3]	Banco BMG SA, Sub., Series 144A, 8.875%, 08/05/2020	183,962
100,000	[2,3]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	101,477
100,000	[2,3]	Banco Cruzeiro Do Sul SA, Sub., Series 144A, 8.875%, 09/22/2020	105,000
		TOTAL	390,439
		Broadcast Radio & TV – 0.4%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	228,476
		Building Materials – 0.3%
150,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	161,250
		Cable & Wireless Television – 0.3%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, Series REGS, 7.500%, 01/27/2020	169,125
		Conglomerates – 0.4%
200,000		Votorantim, Series REGS, 6.625%, 9/25/2019	210,500
		Mortgage Banks – 0.3%
150,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	152,090
		Oil & Gas – 2.5%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	243,000
92,753		Gazprom International SA, Series REGS, 7.201%, 2/01/2020	100,488
400,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	508,000
150,000		PEMEX, Company Guarantee, Series WI, 8.000%, 5/03/2019	188,417
3

Shares or Principal Amount			Value
$250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	312,985
		TOTAL	1,352,890
		Telecommunications & Cellular – 0.4%
100,000	[2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	105,500
100,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	103,120
		TOTAL	208,620
		Utilities – 0.9%
260,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	312,650
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	183,690
		TOTAL	496,340
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,047,445)	3,369,730
		Governments/Agencies – 18.0%
		Sovereign – 18.0%
642,412		Argentina, Government of, Note, Series $dis, 8.280%, 12/31/2033	534,166
1,500,000		Argentina, Government of, Note, Series $GDP, 3.169%, 12/15/2035	179,250
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	355,600
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	101,850
1,350,000		Brazil, Government of, Note, 10.000%, 01/01/2017	757,755
197,500		Brazil, Government of, Note, 8.000%, 01/15/2018	237,790
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	278,000
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	372,000
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.5%, 10/12/2035	511,875
400,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	489,060
2,925,000		Mexico, Government of, Bond, Series M 20, 10.000%, 12/05/2024	308,826
400,000		Panama, Government of, 6.700%, 01/26/2036	489,228
386,000		Peru, Government of, 6.550%, 03/14/2037	468,990
1,168,400		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	1,396,881
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	122,812
100,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	101,375
300,000		Turkey, Government of, 14.000%, 09/26/2012	229,270
350,000		Turkey, Government of, 7%, 9/26/2016	409,937
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	186,000
500,000		United Mexican States, Note, 5.125%, 01/15/2020	559,427
350,000		Uruguay, Government of, 7.625%, 3/21/2036	453,250
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	128,750
1,100,000		Venezuela, Government of, 9.375%, 01/13/2034	737,000
480,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	293,616
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $8,298,296)	9,702,708
		Mortgage-Backed Securities – 4.0%
		Federal Home Loan Mortgage Corporation – 3.4%
323,404		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	343,955
128,922		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	140,444
198,201		Federal Home Loan Mortgage Corp. Pool A91791, 4.500%, 30 Year, 4/1/2040	206,207
250,000		Federal Home Loan Mortgage Corp. Pool C03517, 4.500%, 30 Year, 9/1/2040	260,098
250,000		Federal Home Loan Mortgage Corp. Pool G04170, 6.000%, 30 Year, 4/1/2038	268,565
200,000		Federal Home Loan Mortgage Corp. Pool G04468, 5.000%, 30 Year, 7/1/2038	210,102
131,255		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	139,158
4

Shares or Principal Amount			Value
$250,000		Federal Home Loan Mortgage Corp. Pool J13108, 4.000%, 15 Year, 10/1/2025	261,163
		TOTAL	1,829,692
		Federal National Mortgage Association – 0.6%
305,674		Federal National Mortgage Association Pool AD1998, 5.000%, 30 Year, 1/1/2040	321,757
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,099,593)	2,151,449
		Purchased Put Options – 0.0%
1,850,000		EUR PUT/USD CALL, Strike Price $1.191, Expiration Date 11/22/2010	148
850,000		GBP PUT/USD CALL, Strike Price $1.3675, Expiration Date 11/22/2010	17
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $78,650)	165
		MUTUAL FUND – 27.2%
2,159,671	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $12,871,487)	14,664,167
		Repurchase Agreement – 4.7%
$2,540,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047. (AT COST)	2,540,000
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $47,860,789)[5]	53,715,218
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	229,762
		TOTAL NET ASSETS — 100%	$53,944,980

At September 30, 2010, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
GBP CALL/USD PUT	November 2010	$1.5115	850,000	$(36,074)
EUR CALL/USD PUT	November 2010	$1.316	1,850,000	$(76,683)
(PREMIUMS RECEIVED $ 59,828)				$(112,757)

Unrealized Depreciation on the Value of Written Call Option Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $2,417,883, which represented 4.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $2,312,383, which represented 4.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	11/23/2009	$98,625	$105,500
4	Affiliated company.
5	At September 30, 2010, the cost of investments for federal tax purposes was $47,864,328. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from written options was $5,850,890. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,652,824 and net unrealized depreciation from investments for those securities having an excess of cost over value of $801,934.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

5

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock:
Domestic	$15,333,312	$ —	$ —	$15,333,312
International	2,860,809	—	—	2,860,809
Preferred Stock:
Domestic	749,530	1,467,097	—	2,216,627
International	593,713	—	—	593,713
Debt Securities:
Adjustable Rate Mortgages	—	282,538	—	282,538
Corporate Bonds	—	3,369,730	—	3,369,730
Governments/Agencies	—	9,702,708	—	9,702,708
Mortgage-Backed Securities	—	2,151,449	—	2,151,449
Purchased Put Options	—	165	—	165
Mutual Fund	14,664,167	—	—	14,664,167
Repurchase Agreement	—	2,540,000	—	2,540,000
TOTAL SECURITIES	$34,201,531	$19,513,687	$ —	$53,715,218
OTHER FINANCIAL INSTRUMENTS*	$ —	$(112,757)	$ —	$(112,757)
*	Other financial instruments include written call option contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock
7

Federated Fund for U.S. Government Securities II

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury OBLIGATIONS – 22.1%
$1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,403,516
1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	2,347,328
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	560,926
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,682,465
8,500,000		United States Treasury Notes, 1.875%, 6/15/2012 - 6/30/2015	8,746,211
6,000,000		United States Treasury Notes, 2.250%, 5/31/2014	6,305,986
13,000,000		United States Treasury Notes, 2.625%, 6/30/2014	13,842,757
10,000,000		United States Treasury Notes, 3.250%, 12/31/2016	10,917,188
7,000,000		United States Treasury Notes, 3.500%, 5/15/2020	7,599,922
9,577,425		U.S. Treasury Inflation Protected Note, 1.375%, 1/15/2020	10,181,805
5,532,945		U.S. Treasury Inflation Protected Note, 0.500%, 4/15/2015	5,683,648
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $67,223,673)	72,271,752
		GOVERNMENT AGENCIES – 13.7%
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,161,415
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,227,696
3,000,000		Federal Home Loan Bank System, 1.625%, 7/27/2011	3,032,733
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,513,160
7,500,000		Federal Home Loan Mortgage Corp., 1.875%, 3/8/2013	7,544,365
5,000,000		Federal Home Loan Mortgage Corp., 2.000%, 4/27/2012	5,047,852
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,653,471
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	99,321
5,000,000		Federal National Mortgage Association, 3.000%, 9/29/2014	5,112,669
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,141,581
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,016,292
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	12,067,077
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $42,083,065)	44,617,632
		Mortgage-Backed Securities – 52.3%
		Federal Home Loan Mortgage Corporation – 27.4%
8,000,000	[1]	Federal Home Loan Mortgage Corp., 4.000%, 10/1/2040	8,203,201
21,116,067	[1]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2040	22,089,480
20,685,831		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	21,902,745
24,880,170		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	26,533,011
7,566,220		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	8,173,338
946,142		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	1,052,011
1,321,622		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,472,855
122,820		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	141,203
18,494		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	21,472
8,786		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	10,112
		TOTAL	89,599,428
		Federal National Mortgage Association – 14.8%
1,585,120		Federal National Mortgage Association, 4.500%, 12/1/2019	1,683,217
11,698,264		Federal National Mortgage Association, 5.000%, 1/1/2030 - 11/1/2035	12,371,380
16,974,075		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	18,176,224
13,427,074		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	14,457,206
748,384		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	832,214
597,822		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	666,734
1

Principal Amount			Value
$94,187		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	106,937
30,050		Federal National Mortgage Association, 8.000%, 7/1/2030	34,595
		TOTAL	48,328,507
		Government National Mortgage Association – 10.1%
15,000,000	[1]	Government National Mortgage Association, 4.500%, 8/20/2040 - 10/20/2040	15,821,679
2,395,308		Government National Mortgage Association, 5.000%, 7/15/2034	2,567,564
2,073,375		Government National Mortgage Association, 5.500%, 5/20/2035	2,236,330
10,016,813		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	10,900,931
1,303,495		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,454,210
64,167		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	73,404
3,324		Government National Mortgage Association, 8.000%, 4/15/2030	3,860
21,353		Government National Mortgage Association, 9.500%, 11/15/2016	24,121
		TOTAL	33,082,099
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $158,891,058)	171,010,034
		Collateralized Mortgage Obligations – 9.7%
2,734,280		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,539,360
1,423,129		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,395,867
962,845		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	1,003,790
5,059,465	[2]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.607%, 4/15/2036	5,047,679
1,893,391	[2]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.567%, 6/15/2036	1,888,158
800,145	[2]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.657%, 8/15/2036	800,097
566,527	[2]	Federal National Mortgage Association REMIC 2005-63 FC, 0.506%, 10/25/2031	562,770
1,096,231	[2]	Federal National Mortgage Association REMIC 2006-43 FL, 0.656%, 6/25/2036	1,096,453
2,469,297	[2]	Federal National Mortgage Association REMIC 2006-58 FP, 0.556%, 7/25/2036	2,461,981
3,336,308	[2]	Federal National Mortgage Association REMIC 2006-81 FB, 0.606%, 9/25/2036	3,332,323
3,615,339	[2]	Federal National Mortgage Association REMIC 2006-85 PF, 0.636%, 9/25/2036	3,611,361
1,095,938	[2]	Federal National Mortgage Association REMIC 2006-93 FM, 0.636%, 10/25/2036	1,094,589
925,464		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	893,833
1,769,762	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.457%, 5/19/2047	1,010,086
1,593,261	[3]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,615,091
2,691,301		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,436,480
1,433,332	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.440%, 1/25/2046	836,135
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $33,322,635)	31,626,053
		Commercial Mortgage-Backed Securities – 5.5%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	3,074,634
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	3,072,161
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,772,980
1,755,000		Federal Home Loan Mortgage Corp., Class AAB, 5.654%, 4/15/2049	1,863,683
2,488,537	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,606,966
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,302,262
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,431,695
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,537,849)	18,124,381
		FDIC-GUARANTEED DEBT – 3.0%
4,600,000		Citibank NA, New York, 1.500%, 7/12/2011	4,645,206
5,000,000	[2]	General Electric Capital Corp., 3.000%, 12/9/2011	5,153,814
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $9,678,902)	9,799,020
2

Principal Amount			Value
		Repurchase Agreements – 2.8%
$6,250,000	[2]	Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047.	6,250,000
3,041,000	[2,6]	Interest in $42,047,000 joint repurchase agreement 0.21%, dated 9/21/2010 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $42,054,113 on 10/20/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 9/1/2040 and the market value of that underlying security was $42,890,442.	3,041,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,291,000
		TOTAL INVESTMENTS — 109.1% (IDENTIFIED COST $338,028,182)[7]	356,739,872
		OTHER ASSETS AND LIABILITIES - NET — (9.1)%[8]	(29,878,481)
		TOTAL NET ASSETS — 100%	$326,861,391
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Non-income producing security.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $2,606,966, which represented 0.8% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $2,606,966, which represented 0.8% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At September 30, 2010, the cost of investments for federal tax purposes was $338,028,182. The net unrealized appreciation of investments for federal tax purposes was $18,711,690. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,450,345 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,738,655.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

4

Federated High Income Bond Fund II

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.0%
		Aerospace/Defense – 1.4%
$600,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	628,500
575,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	572,844
650,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	634,562
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	194,188
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	286,687
518,656	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	557,555
700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	711,375
		TOTAL	3,585,711
		Automotive – 4.9%
50,000	[1,2]	Accuride Corp., 1st Priority Sr. Secd. Note, Series 144A, 9.50%, 8/1/2018	52,750
450,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	502,875
350,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	385,000
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	528,438
425,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	443,063
750,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.277%, 1/13/2012	750,187
275,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	292,036
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	267,508
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	437,896
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	266,746
2,425,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,745,621
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	287,747
2,400,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	768,000
100,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	106,500
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	107,375
275,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	294,938
350,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	369,250
500,000	[1,2]	Stoneridge, Inc., Series 144A, 9.50%, 10/15/2017	515,000
250,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	275,000
150,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	154,500
1,125,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,158,750
400,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	406,000
1,125,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,147,500
		TOTAL	12,262,680
		Building Materials – 1.7%
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	303,000
575,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	635,375
1,175,000		Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	757,875
900,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	945,000
296,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	278,980
626,111		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	668,373
600,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	645,000
		TOTAL	4,233,603
		Chemicals – 3.7%
150,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	153,750
1,225,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,414,875

Principal Amount or Shares			Value
$325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	344,906
75,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	78,188
875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	861,875
425,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	444,125
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	673,750
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	650,000
500,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	520,000
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	419,000
664,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	682,260
300,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	333,000
350,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	378,875
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	685,937
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	483,188
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	670,992
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	236,723
250,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	260,000
		TOTAL	9,291,444
		Construction Machinery – 0.5%
250,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	272,813
375,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	390,469
325,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	346,937
250,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	279,375
		TOTAL	1,289,594
		Consumer Products – 5.1%
1,025,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	1,009,625
786,195		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	774,402
425,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	425,531
700,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	805,000
425,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	456,875
975,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,063,969
875,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	910,000
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	588,500
275,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	297,000
382,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	434,525
1,350,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,366,875
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,132,687
1,151,690		Spectrum Brands, Inc., Bond, PIK 12.00%, 8/28/2019	1,287,014
250,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	268,438
1,750,000	[1,2]	Visant Corp., Sr. Note, Series 144A, 10.00%, 10/1/2017	1,833,125
		TOTAL	12,653,566
		Energy – 5.4%
925,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	802,437
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	955,500
600,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	609,000
850,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	901,000
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	985,125
475,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	552,188
200,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	204,500
400,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	434,000

Principal Amount or Shares			Value
$450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	462,375
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	672,750
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	272,966
900,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	898,875
775,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	786,625
525,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	605,062
400,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	426,000
300,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	304,125
1,125,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	995,625
500,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 10/15/2018	493,750
850,000	[1,2]	Petrohawk Energy Corp., Company Guarantee, Series 144A, 7.25%, 8/15/2018	871,250
250,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	218,750
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	483,834
600,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	622,500
		TOTAL	13,558,237
		Entertainment – 1.6%
850,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	896,750
925,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	989,750
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	0
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	474,188
850,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	924,375
625,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	647,656
		TOTAL	3,932,719
		Environmental – 0.2%
300,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	379,125
		Financial Institutions – 5.7%
400,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	414,500
825,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	861,094
844,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	909,410
425,000	[1,2]	Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	464,313
250,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	267,500
925,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	1,012,875
575,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	596,562
3,875,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	3,812,031
600,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	643,500
2,100,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	2,257,500
125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	135,625
550,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	504,625
500,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	541,250
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,797,750
		TOTAL	14,218,535
		Food & Beverage – 4.0%
1,425,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,489,125
500,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.966%, 2/1/2015	458,125
500,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	521,875
150,000	[1,2]	Cott Beverages, Inc., Company Guarantee, Series 144a, 8.125%, 9/1/2018	159,562
1,000,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	986,250
800,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	860,000
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	940,500

Principal Amount or Shares			Value
$600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	641,250
150,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	156,750
275,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	282,562
1,306,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	1,181,930
425,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	441,469
825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	840,469
350,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	404,250
700,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	754,250
		TOTAL	10,118,367
		Gaming – 5.4%
650,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	637,000
1,050,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,126,125
350,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	348,250
900,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	919,125
1,325,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,457,500
1,050,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
1,175,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	957,625
290,593	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	83,182
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,035,000
2,625,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,231,250
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	111,750
200,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	228,750
200,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	236,000
225,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	237,937
875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	928,594
325,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	339,625
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	591,750
875,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	822,999
425,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	386,219
375,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Note, Series 144A, 7.75%, 8/15/2020	397,500
477,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	519,930
		TOTAL	13,596,111
		Health Care – 9.1%
700,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	710,500
900,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	931,500
400,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	411,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,042,031
225,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	245,250
2,250,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,517,187
1,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,021,250
600,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	687,000
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	668,813
4,265,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	4,638,187
850,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	890,375
1,250,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,278,125
1,050,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,065,750
1,050,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,086,750
100,000	[1,2]	Universal Health Services, Inc., Sr. Note, Series 144A, 7.00%, 10/1/2018	103,750
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.134%, 6/1/2015	216,250

Principal Amount or Shares			Value
$950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	960,688
1,795,625		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,871,939
1,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,249,500
1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,119,321
		TOTAL	22,715,166
		Industrial - Other – 5.2%
550,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	588,500
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	287,719
800,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	581,000
475,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	510,625
500,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	542,500
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	528,938
550,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	569,937
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	618,000
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	892,500
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	1,011,562
650,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	667,062
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,144,250
600,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	547,500
375,000	[1,2]	Mueller Water Products, Inc., Sr. Note, Series 144A, 8.75%, 9/1/2020	395,625
575,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	510,313
575,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	612,375
600,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	612,750
725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	793,875
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	888,125
500,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	530,000
150,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	157,500
		TOTAL	12,990,656
		Media - Cable – 1.7%
425,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	443,062
553,391		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	659,919
100,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	106,500
250,000	[1,2]	Charter Communications Holdings II, Sr. Unsecd. Note, Series 144A, 7.25%, 10/30/2017	254,688
400,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	427,000
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,099,875
1,075,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,220,125
		TOTAL	4,211,169
		Media - Non-Cable – 8.8%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	640,560
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	319,281
850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	911,625
125,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	133,125
250,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	256,250
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	1,009,125
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	11,813
1,425,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,556,812
2,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,730,000
775,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	908,688
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	290,125

Principal Amount or Shares			Value
$975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	992,063
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	305,250
1,075,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	1,155,625
1,300,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,171,625
978,944	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 0.50%/7.00%, 1/15/2014	947,128
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	347,375
375,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	377,344
700,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	798,000
825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	940,500
125,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 7.750%, 10/15/2018	124,084
600,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	612,000
550,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	572,000
400,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	420,000
750,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	800,625
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,690,000
1,049,321	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	1,009,971
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	137,344
800,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	924,000
		TOTAL	22,092,338
		Metals & Mining – 0.2%
750,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	3,750
625,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,844
475,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	472,625
		TOTAL	478,219
		Packaging & Containers – 2.8%
400,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	414,000
1,300,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,270,750
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	307,125
350,000	[1,2]	Bway Holding Co., Sr. Note, Series 144a, 10.00%, 6/15/2018	380,625
275,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	297,000
1,125,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	1,177,031
725,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	739,500
500,000	[1,2]	Graham Packaging Co., Sr. Secd. Note, Series 144A, 8.25%, 10/1/2018	510,625
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	135,781
775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	761,438
975,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	996,938
		TOTAL	6,990,813
		Paper – 1.9%
175,000		Boise Paper Holdings, LLC, Company Guarantee, 8.00%, 4/1/2020	182,000
825,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	888,938
300,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	314,250
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	197,750
125,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	133,750
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	206,500
1,078,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,106,297
250,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	227,500
800,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	882,000
575,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	665,161
		TOTAL	4,804,146

Principal Amount or Shares			Value
		Restaurants – 0.7%
$1,125,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,153,125
725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.037%, 3/15/2014	639,813
		TOTAL	1,792,938
		Retailers – 4.9%
500,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	587,500
750,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	795,000
1,425,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	1,419,656
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	253,437
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	846,437
225,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	230,063
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	124,375
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	254,375
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	209,000
450,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	406,125
600,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	610,500
700,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	672,000
1,425,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,567,500
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,645,875
1,125,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	1,276,875
1,275,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,251,094
		TOTAL	12,149,812
		Services – 3.2%
475,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	510,625
675,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	626,063
850,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	909,500
35,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	36,925
1,250,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,307,812
1,100,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	885,500
575,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	656,937
1,400,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,494,500
1,475,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,550,594
		TOTAL	7,978,456
		Technology – 7.8%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,328,594
350,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, Series 144A, 7.75%, 8/1/2020	363,125
525,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	556,500
850,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	887,187
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,404,000
125,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	134,063
100,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	108,250
625,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	514,063
625,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	629,687
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,123,375
1,125,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,126,406
700,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	752,500
600,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	630,750
750,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	796,875
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,236,000
780,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	817,050

Principal Amount or Shares			Value
$700,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	771,750
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	999,375
1,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	990,000
425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	476,000
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,506,937
1,000,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	1,147,500
450,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	504,000
575,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	630,344
		TOTAL	19,434,331
		Transportation – 1.0%
575,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	610,938
75,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	79,500
750,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	773,437
500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	502,500
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	432,500
		TOTAL	2,398,875
		Utility - Electric – 2.3%
725,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	500,250
950,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	748,125
260,573	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	248,991
675,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 8.25%, 9/1/2020	699,469
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,031,250
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,137,609
1,575,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	1,039,500
700,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	462,000
		TOTAL	5,867,194
		Utility - Natural Gas – 4.0%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,309,375
1,175,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,236,687
750,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	793,125
625,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	618,750
1,550,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,588,750
450,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	457,313
600,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	651,000
975,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	1,048,125
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	968,937
375,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	415,313
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	761,250
250,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	266,875
		TOTAL	10,115,500
		Wireless Communications – 3.7%
575,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	672,750
375,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	384,375
950,000	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	974,937
425,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	448,375
250,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	258,750
1,650,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,736,625
1,575,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,590,750
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,969,500

Principal Amount or Shares			Value
$1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,290,250
		TOTAL	9,326,312
		Wireline Communications – 0.1%
125,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	131,563
		TOTAL CORPORATE BONDS (IDENTIFIED COST $236,677,612)	242,597,180
		COMMON STOCKS – 0.0%
		Consumer Products – 0.0%
580	[1,3,5]	Sleepmaster LLC	6
		Media - Non-Cable – 0.0%
9,950	[3]	Dex One Corp.	122,186
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	525
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,794,441)	122,717
		PREFERRED STOCK – 0.3%
		Financial Institutions – 0.3%
868	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $273,345)	781,390
		Repurchase Agreement – 0.4%
$944,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047. (AT COST)	944,000
		TOTAL INVESTMENTS — 97.7% (IDENTIFIED COST $240,689,398)[6]	244,445,287
		OTHER ASSETS AND LIABILITIES - NET — 2.3%[7]	5,662,584
		TOTAL NET ASSETS — 100%	$250,107,871
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $74,775,291, which represented 29.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $70,879,448, which represented 28.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/1/2008	$1,196,729	$1,414,875
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$590,616	$0
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$559,448	$672,750
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2/6/2009 - 5/1/2009	$273,000	$384,375
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$922,621	$974,937
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009 - 12/2/2009	$418,688	$448,375
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$525
Sleepmaster LLC	12/23/2004	$0	$6

3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At September 30, 2010, the cost of investments for federal tax purposes was $239,239,647. The net unrealized appreciation of investments for federal tax purposes was $5,205,640. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,832,080 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,626,440.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events,the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$242,597,180	$0	$242,597,180
Equity Securities:
Common Stock
Domestic	122,186	—	6	122,192
International	—	—	525	525
Preferred Stock
Domestic	—	781,390	—	781,390
Repurchase Agreements	—	944,000	—	944,000
TOTAL SECURITIES	$122,186	$244,322,570	$531	$244,445,287

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investment in Equity - Domestic Securities	Investment in Equity - International Securities
Balance as of January 1, 2010	$0	$52,006	$517
Change in unrealized appreciation/depreciation	(5,906)	1,415,649	8
Net purchases (sales)	—	(55,977)	—
Realized gain (loss)	—	(1,411,672)	—
Transfers in and/or out of Level 3	5,906[1]	—	—
Balance as of September 30, 2010	$0	$6	$525
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2010.	$(5,906)	$0	$8
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Federated Kaufmann Fund II

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 97.2%
		Consumer Discretionary – 8.8%
64,921		Bharat Forge Ltd.	520,709
46,173		Cia Hering	1,986,640
19,320		Cia Hering	831,262
255,506	[1,2]	Ford Motor Co.	3,127,393
330,070	[1]	Genting Singapore PLC	467,877
289,631		Golden Eagle Retail Group Ltd.	818,041
4,600	[1]	Kohl's Corp.	242,328
661,247	[1]	L'Occitane International SA	1,848,568
8,800	[1]	Las Vegas Sands Corp.	306,680
51,321		National CineMedia, Inc.	918,646
174,999		New World Department Store China	180,219
329,650		Parkson Retail Group Ltd.	571,161
27,586	[1]	Penn National Gaming, Inc.	816,821
140,262		Restoque Comercio e Confeccoes de Roupas SA	1,108,335
562,229	[1]	Sands China Ltd.	1,010,192
12,500	[1]	TRW Automotive Holdings Corp.	519,500
1,481		Target Corp.	79,145
40,088	[1]	Yoox SpA	410,088
		TOTAL	15,763,605
		Consumer Staples – 4.1%
18,233		Drogasil SA	465,524
143,175	[1]	Grupo Comercial Chedraui SA, de C.V.	411,858
287,646	[1]	Hypermarcas SA	4,469,393
36,751		Philip Morris International, Inc.	2,058,791
		TOTAL	7,405,566
		Energy – 1.3%
8,382		Canadian Natural Resources Ltd.	290,017
9,875	[1]	Concho Resources, Inc.	653,429
14,000	[1]	Dresser-Rand Group, Inc.	516,460
14,049		Suncor Energy, Inc.	457,295
747,000	[1]	Winsway Coking Coal Holdings	356,225
		TOTAL	2,273,426
		Financials – 17.4%
27,550		American Express Co.	1,157,927
51,900	[1]	Amil Participacoes SA	499,062
173,108	[1]	BR Malls Participacoes	1,446,659
51,000		Bank of America Corp.	668,610
25,400		Bank of New York Mellon Corp.	663,702
188,250		Brasil Brokers Participacoes	834,441
580,600	[1]	CETIP SA	5,727,077
20,800		CNinsure, Inc., ADR	486,096
788,336		Chimera Investment Corp.	3,113,927
10,644	[2]	Greenhill & Co., Inc.	844,282
233,480		Housing Development Finance Corp. Ltd.	3,791,229
16,275	[1]	IFM Investments Ltd., ADR	97,650
1

Principal Amount or Shares			Value
168,512		Infrastructure Development Finance Co. Ltd.	769,213
63,700		J.P. Morgan Chase & Co.	2,425,059
46,558		LPS Brasil Cons De Imoveis	837,879
85,100		Morgan Stanley	2,100,268
49,378		Multiplan Empreendimentos Imobiliarios SA	1,047,678
627,256		PT Bank Central Asia	472,957
42,903		Power Finance Corp.	327,916
42,555		Rural Electrification Corp. Ltd.	324,000
17,800		State Street Corp.	670,348
90,950		Wells Fargo & Co.	2,285,573
24,070		Willis Group Holdings PLC	741,837
		TOTAL	31,333,390
		Health Care – 20.0%
297,800	[1]	Alkermes, Inc.	4,362,770
12,600		Allergan, Inc.	838,278
38,400	[1]	Allscripts Healthcare Solutions, Inc.	709,248
12,800	[1]	Athenahealth, Inc.	422,656
8,400		Aurobindo Pharma Ltd.	194,296
79,600	[1]	Auxilium Pharmaceutical, Inc.	1,972,488
22,750	[1]	Bellus Health, Inc.	1,934
30,027	[1]	Biocon Ltd.	241,859
52,750	[1]	BioMarin Pharmaceutical, Inc.	1,178,962
5,269	[1]	Cepheid, Inc.	98,583
5,076	[1]	Chindex International, Inc.	76,698
40,600	[1]	Conceptus, Inc.	558,250
49,676	[1]	Corcept Therapeutics, Inc.	193,240
17,387	[1]	Corcept Therapeutics, Inc.	67,635
153,900	[1]	Cubist Pharmaceuticals, Inc.	3,599,721
123,638	[1]	Dexcom, Inc.	1,634,495
55,710		Dishman Pharmaceuticals & Chemicals Ltd.	233,926
12,890	[1]	Durect Corp.	32,741
353,100	[1]	Dyax Corp.	836,847
186,950	[1]	Endologix, Inc.	852,492
46,400	[1]	Express Scripts, Inc., Class A	2,259,680
2,538	[1]	Genzyme Corp.	179,665
15,418		Hikma Pharmaceuticals PLC	166,807
26,000	[1]	Hologic, Inc.	416,260
24,500	[1]	Human Genome Sciences, Inc.	729,855
51,300	[1]	Illumina, Inc.	2,523,960
59,800	[1]	Insulet Corp.	845,572
26,200	[1]	Isis Pharmaceuticals, Inc.	220,080
7,800	[1]	LifeWatch AG	82,594
26,417	[1]	Masimo Corp.	721,449
34,650	[1]	Nektar Therapeutics	511,780
127,431	[1]	Progenics Pharmaceuticals, Inc.	643,527
75,113	[1]	Protalix Biotherapeutics, Inc.	652,732
12,600	[1]	Regeneron Pharmaceuticals, Inc.	345,240
64,358	[1]	Repligen Corp.	219,461
21,844	[1]	Savient Pharmaceuticals, Inc.	499,572
2

Principal Amount or Shares			Value
69,800	[1]	Seattle Genetics, Inc.	1,083,994
4,800	[1]	Sinopharm Medicine Holding Co., Ltd.	19,774
29,535	[1,2]	Somaxon Pharmaceuticals, Inc.	114,891
7,700		Teva Pharmaceutical Industries Ltd., ADR	406,175
66,710	[1]	Threshold Pharmaceuticals, Inc.	84,722
6,700	[1]	Trius Therapeutics, Inc.	26,532
172,090	[1]	Vical, Inc.	383,761
4,800	[1]	Vivus, Inc.	32,112
184,300	[1]	Warner Chilcott PLC	4,135,692
13,100	[1]	Watson Pharmaceuticals, Inc.	554,261
		TOTAL	35,967,267
		Industrials – 19.4%
13,750		3M Co.	1,192,263
30,174		Bharat Heavy Electricals Ltd.	1,668,175
24,800		CLARCOR, Inc.	958,024
5,597		CP Railway Ltd.	341,026
18,550		CSX Corp.	1,026,186
9,092		Caterpillar, Inc.	715,359
25,033	[1]	China Ming Yang Wind Power, ADS/ADR	350,462
9,100		Con-way, Inc.	282,009
9,700	[1]	Copart, Inc.	319,809
11,861	[1]	CoStar Group, Inc.	577,749
18,000	[1]	Covanta Holding Corp.	283,500
46,588		Crompton Greaves Ltd.	322,745
22,263		Cummins, Inc.	2,016,583
19,800		Danaher Corp.	804,078
25,921	[1]	DigitalGlobe Inc.	787,998
59,496		Expeditors International Washington, Inc.	2,750,500
35,800		FedEx Corp.	3,060,900
27,322	[1,2]	GeoEye, Inc.	1,105,995
20,152		IESI-BFC Ltd.	461,279
8,962	[1]	IHS, Inc., Class A	609,416
261,000	[1,2]	Jet Blue Airways Corp.	1,746,090
8,101		Joy Global, Inc.	569,662
8,160		L-3 Communications Holdings, Inc.	589,723
123,917		Max India Ltd.	468,657
43,432	[1]	Owens Corning, Inc.	1,113,162
14,800		Precision Castparts Corp.	1,884,780
16,350		Rockwell Collins	952,388
74,100	[1]	Ryanair Holdings PLC, ADR	2,283,021
21,840	[1]	UAL Corp.	516,079
16,600		Union Pacific Corp.	1,357,880
16,100		United Technologies Corp.	1,146,803
83,436	[1]	Verisk Analytics, Inc.	2,337,042
6,000		Wabtec Corp.	286,740
		TOTAL	34,886,083
		Information Technology – 16.1%
25,500	[1]	Akamai Technologies, Inc.	1,279,590
140,525	[1]	Amadeus IT Holding SA	2,584,332
3

Principal Amount or Shares			Value
12,858	[1]	Asiainfo Holdings, Inc.	253,688
36,751	[1]	Avago Technologies Ltd.	827,265
7,500	[1]	BMC Software, Inc.	303,600
19,400	[1,2]	Blackboard, Inc.	699,176
54,728		CIELO SA	476,445
56,127	[1]	Camelot Information Systems, Inc., ADR	986,151
18,800	[1]	Check Point Software Technologies Ltd.	694,284
7,500	[1]	Citrix Systems, Inc.	511,800
80,400	[1]	Comverse Technology, Inc.	541,092
3,824		DST Systems, Inc.	171,468
2,323	[1]	Google, Inc.	1,221,410
215,595	[1]	Inotera Memories, Inc.	120,693
4,952	[1]	Longtop Financial Technologies Ltd., ADR	194,861
15,400		Mastercard, Inc.	3,449,600
42,300	[2]	Microchip Technology, Inc.	1,330,335
206,700	[1,2]	Micron Technology, Inc.	1,490,307
97,900	[1]	Microsemi Corp.	1,678,985
65,000	[1]	NCR Corp.	885,950
53,567	[1]	NIC, Inc.	444,071
115,800	[1]	NXP Semiconductors NV	1,434,762
7,986	[1]	NetApp, Inc.	397,623
162,600	[1]	ON Semiconductor Corp.	1,172,346
22,350	[1]	RADWARE Ltd.	767,946
92,350		Redecard SA	1,432,735
3,700	[1]	Rubicon Technology, Inc.	83,953
16,800	[1]	Smart Modular Technologies (WWH), Inc.	101,304
78,500	[1]	TNS, Inc.	1,330,575
132,243	[1]	Telecity Group PLC	1,030,449
6,716	[1]	Trina Solar Ltd., ADR	202,689
4,100	[1]	VanceInfo Technologies, Inc., ADR	132,594
16,300	[1]	VistaPrint Ltd.	629,995
		TOTAL	28,862,074
		Materials – 7.1%
8,100		BASF SE	511,754
13,000		Barrick Gold Corp.	601,770
13,102		Eastman Chemical Co.	969,548
13,687		Ecolab, Inc.	694,478
830,350		Huabao International Holdings Ltd.	1,302,642
3,420,627		Lee & Man Paper Manufacturing Ltd.	3,016,759
12,800		Newmont Mining Corp.	803,968
1,019,500		Nine Dragons Paper Holdings Ltd.	1,771,409
52,100	[1]	STR Holdings, Inc.	1,122,234
27,300		Sociedad Quimica Y Minera de Chile, ADR	1,316,952
607,500	[1]	Yingde Gases Group Co.	572,599
		TOTAL	12,684,113
		Telecommunication Services – 1.5%
46,700	[1]	Cbeyond Communications, Inc.	599,161
27,300		NTELOS Holdings Corp.	461,916
4

Principal Amount or Shares			Value
87,500	[1]	TW Telecom, Inc.	1,624,875
		TOTAL	2,685,952
		Utilities – 1.5%
2,772	[1,3]	BF Investment Ltd.	9,234
2,772	[1]	BF Utilities Ltd.	65,697
20,000		Consolidated Edison Co.	964,400
54,600	[1,4,5]	EDP Renovaveis SA	309,231
20,650		ITC Holdings Corp.	1,285,462
		TOTAL	2,634,024
		TOTAL COMMON STOCKS (IDENTIFIED COST $130,531,304)	174,495,500
		WARRANTS – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	15,510
1,900	[1]	Clinical Data, Inc., Warrants	8
17,387	[1]	Corcept Therapeutics, Inc., Warrants	47,544
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	2,100
71,998	[1]	Dynavax Technologies Corp., Warrants	94,239
4,658	[1]	Favrille, Inc., Warrants	0
12,443	[1]	Favrille, Inc., Warrants	0
288	[1]	IntelliPharmaCeutics International, Inc., Warrants	7
2,350	[1]	Pharmacopeia, Inc., Warrants	5
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	22,177
		TOTAL WARRANTS (IDENTIFIED COST $17,972)	181,590
		Corporate Bonds – 0.2%
		Health Care – 0.2%
$330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	330,889
		Information Technology – 0.0%
265,000	[4,5]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	17,887
		TOTAL CORPORATE BONDS (IDENTIFIED COST $665,140)	348,776
		PREFERRED STOCKS – 0.1%
		Consumer Discretionary – 0.1%
122	[4,5]	Lodgenet Entertainment, Conv. Pfd., Series B, $25.00, Annual Dividend (IDENTIFIED COST $122,000)	122,610
		Repurchase Agreements – 9.0%
$6,659,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047.	6,659,000
9,492,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047 (purchased with proceeds from securities lending collateral).	9,492,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,151,000
		TOTAL INVESTMENTS — 106.6% (IDENTIFIED COST $147,487,416)[6]	191,299,476
		OTHER ASSETS AND LIABILITIES - NET — (6.6)%[7]	(11,883,810)
		TOTAL NET ASSETS — 100%	$179,415,666
5

At September 30, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	ForeignCurrency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/1/2010	230,668 Brazilian Real	$136,457	$(129)
10/1/2010	2,700 Brazilian Real	$1,597	$(2)
10/4/2010	50,219 Singapore Dollar	$38,204	$(17)
10/5/2010	13,782 Pound Sterling	$ 21,656	$(6)
10/5/2010	97,778 Singapore Dollar	$74,362	$(11)
Contracts Sold:
10/1/2010	44,710 Brazilian Real	$26,449	$25
10/1/2010	53,656 Brazilian Real	$31,742	$30
10/4/2010	53,653 Brazilian Real	$31,639	$(71)
10/5/2010	587,504 Hong Kong Dollar	$75,713	$(7)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(188)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$9,066,651	$9,492,000
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $449,728, which represented 0.3% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $449,728, which represented 0.3% of total net assets.
6	At September 30, 2010, the cost of investments for federal tax purposes was $147,487,416. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $43,812,060. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,675,130 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,863,070.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

6

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$109,757,805	$ —	$ —	$109,757,805
International	38,531,893[1]	26,196,568[2]	9,234	64,737,695
Preferred Stock
Domestic	—	122,610	—	122,610
Debt Securities:
Corporate Bonds	—	348,776	—	348,776
Warrants	—	181,590	—	181,590
Repurchase Agreements	—	16,151,000	—	16,151,000
TOTAL SECURITIES	$148,289,698	$43,000,544	$9,234	$191,299,476
OTHER FINANCIAL INSTRUMENTS*	$(188)	$ —	$ —	$(188)
1	Includes $7,762,141 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
2	Includes $498,293 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data.
*	Other financial instruments include foreign exchange contracts.
7

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Domestic Equity Securities	Investments in International Equity Securities	Investments in Warrants
Balance as of January 1, 2010	$122,203	$ —	$30,906
Change in unrealized appreciation/depreciation	—	9,234	(28,731)
Net purchases (sales)	—	—	(2,175)
Transfers in and/or out of level 3	(122,203) [3]	—	—
Balance as of September 30, 2010	$ —	$9,234	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2010.	$ —	$9,234	$ —
3	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt
8

Federated Prime Money Fund II

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.9%
		Finance - Automotive – 1.4%
$303,806	[1,2]	Chrysler Financial Lease Trust 2010-A, Class A1, 0.377%, 3/15/2011	303,806
645,637	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	645,637
2,336,307		Santander Drive Auto Receivables Trust 2010-2, Class A1, 0.405%, 9/15/2011	2,336,307
		TOTAL	3,285,750
		Finance - Equipment – 0.5%
1,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A1, 0.351%, 9/14/2011	1,000,000
		TOTAL ASSET-BACKED SECURITIES	4,285,750
		Certificates of Deposit – 20.9%
		Finance - Banking – 20.9%
4,000,000		BNP Paribas SA, 0.430%, 3/18/2011	4,000,000
3,000,000	[3]	Bank of Montreal, 0.406%, 10/27/2010	3,000,000
10,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290%, 12/8/2010	10,000,000
8,000,000		Caisse des Depots et Consignations (CDC), 0.400% - 0.630%, 1/7/2011 - 8/15/2011	8,000,095
11,000,000		Credit Agricole Corporate and Investment Bank, 0.300% - 0.480%, 12/22/2010 - 3/16/2011	11,000,000
2,000,000		Mizuho Corporate Bank Ltd., 0.500%, 10/1/2010	2,000,000
1,000,000	[3]	Natixis, 0.457%, 10/14/2010	1,000,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	1,000,000
2,000,000		Societe Generale, Paris, 0.420%, 2/14/2011	2,000,000
2,000,000		State Street Bank and Trust Co., 0.750%, 12/6/2010	2,000,000
4,000,000		Sumitomo Mitsui Banking Corp., 0.280%, 10/18/2010	4,000,000
		TOTAL CERTIFICATES OF DEPOSIT	48,000,095
		Collateralized Loan Agreements – 17.2%
		Finance - Banking – 17.2%
9,000,000		Banc of America Securities LLC, 0.487%, 10/1/2010	9,000,000
5,000,000		Barclays Capital, Inc., 0.456%, 10/27/2010	5,000,000
5,000,000		Citigroup Global Markets, Inc., 0.608%, 10/1/2010	5,000,000
11,500,000		Deutsche Bank Securities, Inc., 0.426% - 0.507%, 10/14/2010 - 11/24/2010	11,500,000
5,000,000		J.P. Morgan Securities, Inc., 0.578%, 12/21/2010	5,000,000
4,000,000	[3]	RBS Securities, Inc., 0.679%, 10/1/2010	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	39,500,000
		Commercial Paper – 36.7%;4
		Aerospace/Auto – 4.9%
200,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.380%, 10/5/2010	199,992
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.430%, 10/20/2010	9,997,730
1,150,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.400% - 0.420%, 10/7/2010 - 10/29/2010	1,149,739
		TOTAL	11,347,461
		Consumer Products – 0.5%
1,100,000		Clorox Co., 0.380%, 10/12/2010	1,099,872
		Finance - Automotive – 3.0%
7,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.531% - 0.803%, 1/5/2011 - 2/14/2011	6,985,722
		Finance - Banking – 20.5%
4,000,000		BNP Paribas Finance, Inc., 0.581%, 10/12/2010	3,999,291
10,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.260%, 10/5/2010	9,999,711
7,000,000	[1,2]	Clipper Receivables Company LLC, 0.285%, 11/22/2010	6,997,119
5,000,000	[1,2]	Grampian Funding LLC, 0.290%, 10/8/2010	4,999,718
10,000,000		ING (U.S.) Funding LLC, 0.360%, 12/15/2010	9,992,500
1

Principal Amount			Value
$4,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.450%, 10/18/2010	3,999,150
7,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.651%, 10/12/2010	6,998,610
		TOTAL	46,986,099
		Finance - Commercial – 5.1%
11,700,000	[1,2]	Versailles Commercial Paper LLC, 0.330%, 10/7/2010	11,699,357
		Finance - Retail – 1.7%
4,000,000	[1,2]	Barton Capital LLC, 0.300%, 1/5/2011	3,996,800
		Machinery/Equipment/Auto – 0.3%
600,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.380%, 11/8/2010	599,759
		Packaging & Containers – 0.5%
1,100,000		Bemis Co., Inc., 0.400%, 11/5/2010	1,099,572
		Retail – 0.2%
400,000	[1,2]	CVS Caremark Corp., 0.380%, 10/14/2010	399,945
		TOTAL COMMERCIAL PAPER	84,214,587
		Corporate Bonds – 1.3%
		Finance - Commercial – 1.3%
3,000,000		General Electric Capital Corp., 5.500%, 4/28/2011	3,081,942
		Notes - Variable – 19.4%;3
		Chemicals – 1.0%
400,000		Louisiana Public Facilities Authority, (Series 2007A), (Air Products & Chemicals), 0.460%, 10/1/2010	400,000
2,000,000		Louisiana Public Facilities Authority, (Series 2008C), (Air Products & Chemicals), 0.450%, 10/1/2010	2,000,000
		TOTAL	2,400,000
		Finance - Banking – 15.7%
10,000,000		Australia & New Zealand Banking Group, Melbourne, 0.281%, 10/28/2010	10,000,000
5,000,000		Canadian Imperial Bank of Commerce, 0.327%, 10/18/2010	5,000,000
3,500,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.280%, 10/7/2010	3,500,000
300,000		Illinois Finance Authority, (Series 2009D-1), (Bank of America N.A. LOC), 0.260%, 10/1/2010	300,000
6,500,000		JPMorgan Chase Bank, N.A., 0.256%, 10/28/2010	6,500,000
270,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 2.100%, 10/7/2010	270,000
1,540,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 0.680%, 10/1/2010	1,540,000
1,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.360%, 10/6/2010	1,000,000
1,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.390%, 10/6/2010	1,000,000
3,000,000		Toronto Dominion Bank, 0.258%, 10/4/2010	3,000,000
4,000,000		Westpac Banking Corp. Ltd., Sydney, 0.298% - 0.307%, 10/5/2010 -10/12/2010	4,000,000
		TOTAL	36,110,000
		Finance - Commercial – 2.3%
5,192,000		General Electric Capital Corp., 0.618%, 10/21/2010	5,192,155
		Government Agency – 0.4%
985,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.300%, 10/7/2010	985,000
		TOTAL NOTES - VARIABLE	44,687,155
		Repurchase Agreements – 2.7%
2,303,000		Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047.	2,303,000
2

Principal Amount		Value
$4,000,000	Interest in $1,665,000,000 joint repurchase agreement 0.23%, dated 9/30/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,665,010,638 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2015 and the market value of those underlying securities was $1,698,300,112.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	6,303,000
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	230,072,529
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(308,229)
	TOTAL NET ASSETS — 100%	$229,764,300
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $45,990,733, which represented 20.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $45,990,733, which represented 20.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

3

Federated Quality Bond Fund II

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount			Value
		Corporate Bonds – 98.2%
		Basic Industry - Chemicals – 2.5%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	2,169,509
320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	385,291
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	334,778
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	852,964
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,449,668
1,030,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,121,539
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	441,644
680,000		Sherwin-Williams Co., 3.125%, 12/15/2014	723,174
		TOTAL	7,478,567
		Basic Industry - Metals & Mining – 5.5%
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	102,666
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	313,580
760,000		ArcelorMittal, 6.125%, 6/1/2018	819,826
1,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	1,313,018
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,662,167
940,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	1,193,796
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,038,740
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, 4.875%, 10/7/2020	695,079
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,976,443
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,598,803
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	525,331
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,236,034
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,594,403
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,113,773
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,245,349
		TOTAL	16,429,008
		Basic Industry - Paper – 1.1%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	716,878
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	538,078
400,000		Westvaco Corp., 7.65%, 3/15/2027	421,582
1,500,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,569,058
		TOTAL	3,245,596
		Capital Goods - Aerospace & Defense – 0.6%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	550,000
690,000		Goodrich Corp., 4.875%, 3/1/2020	772,909
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	426,948
		TOTAL	1,749,857
		Capital Goods - Building Materials – 0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	635,429
720,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	743,069
		TOTAL	1,378,498
		Capital Goods - Diversified Manufacturing – 4.4%
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	398,233
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,583,550
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,209,752
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,617,084
1

Principal Amount			Value
$1,118,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,231,498
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	606,107
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,402,280
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,556,650
400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	451,284
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,163,094
1,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,090,595
		TOTAL	13,310,127
		Capital Goods - Environmental – 0.5%
770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	869,186
575,000		Waste Management, Inc., 7.375%, 3/11/2019	720,757
		TOTAL	1,589,943
		Communications - Media & Cable – 0.5%
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,656,214
		Communications - Media Noncable – 0.7%
250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	272,620
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	547,561
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,148,673
		TOTAL	1,968,854
		Communications - Telecom Wireless – 3.1%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,621,141
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,807,631
2,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,509,348
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	767,991
1,295,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,481,600
		TOTAL	9,187,711
		Communications - Telecom Wirelines – 2.9%
1,000,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,024,536
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,103,157
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,097,858
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,233,943
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	302,059
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	937,972
1,600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,910,205
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,221,785
		TOTAL	8,831,515
		Consumer Cyclical - Automotive – 1.5%
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	859,194
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,091,390
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	557,018
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	1,977,528
		TOTAL	4,485,130
		Consumer Cyclical - Entertainment – 1.8%
1,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,077,261
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,351,583
1,890,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,034,705
450,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	456,023
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	546,241
		TOTAL	5,465,813
2

Principal Amount			Value
		Consumer Cyclical - Lodging – 0.6%
$950,000		Choice Hotels International, Inc., Sr. Unsecd. Note, 5.70%, 8/28/2020	959,418
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	971,856
		TOTAL	1,931,274
		Consumer Cyclical - Retailers – 1.5%
1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,287,104
1,578,665	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,625,462
935,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,075,892
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	548,550
		TOTAL	4,537,008
		Consumer Cyclical - Services – 0.1%
250,000		Boston University, 7.625%, 7/15/2097	305,105
		Consumer Non-Cyclical - Food/Beverage – 2.4%
450,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	499,751
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	973,274
361,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	428,481
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,348,423
3,000,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	3,350,848
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	490,618
		TOTAL	7,091,395
		Consumer Non-Cyclical - Health Care – 1.7%
750,000		Boston Scientific Corp., 7.375%, 1/15/2040	857,607
1,498,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	1,540,452
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	936,920
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	389,344
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,480,081
		TOTAL	5,204,404
		Consumer Non-Cyclical - Products – 0.8%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	355,172
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	525,585
610,000		Whirlpool Corp., 5.50%, 3/1/2013	654,867
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	948,345
		TOTAL	2,483,969
		Consumer Non-Cyclical - Supermarkets – 0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	757,625
		Consumer Non-Cyclical - Tobacco – 0.6%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,765,009
		Energy - Independent – 2.8%
400,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	402,548
1,730,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,928,649
1,520,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	1,680,701
2,870,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	3,081,271
630,318	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	669,713
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	547,290
		TOTAL	8,310,172
		Energy - Integrated – 1.2%
480,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	486,271
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,503,363
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,098,128
544,635	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	552,515
		TOTAL	3,640,277
3

Principal Amount			Value
		Energy - Oil Field Services – 1.0%
$280,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	283,950
400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	512,557
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	485,160
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,638,824
		TOTAL	2,920,491
		Energy - Refining – 0.6%
240,000		Valero Energy Corp., 9.375%, 3/15/2019	305,367
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,566,854
		TOTAL	1,872,221
		Financial Institution - Banking – 16.8%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,659,736
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,051,561
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,172,228
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	1,520,224
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,823,750
2,030,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,295,368
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,482,350
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,417,050
725,000		Capital One Capital V, 10.25%, 8/15/2039	789,344
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,039,087
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	550,212
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,569,044
2,020,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	2,103,394
480,000		City National Corp., Note, 5.25%, 9/15/2020	490,079
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,439,914
4,300,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,726,175
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,449,238
2,520,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	2,623,290
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	518,402
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	881,940
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,234,567
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	866,824
450,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	489,452
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	449,754
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,402,893
630,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	699,773
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,718,893
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,506,570
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,269,675
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,934,295
		TOTAL	50,175,082
		Financial Institution - Brokerage – 7.2%
4,480,000		BlackRock, Inc., 6.25%, 9/15/2017	5,329,314
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	533,308
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	968,642
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	987,455
850,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	899,760
3,000,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,505,952
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	383,630
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	793,608
4

Principal Amount			Value
$680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	713,597
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	836,940
635,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	677,890
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,193,522
2,290,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	518,113
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	786,324
690,000		Nuveen Investments, 5.50%, 9/15/2015	550,275
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,453,535
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,304,582
		TOTAL	21,436,447
		Financial Institution - Finance Noncaptive – 6.2%
850,000		American Express Co., Note, 2.75%, 9/15/2015	856,680
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,244,419
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,105,995
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	2,000,000
1,200,000		Discover Bank, Sub., 8.70%, 11/18/2019	1,418,252
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,978,500
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	1,147,197
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,119,500
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	726,000
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,053,750
450,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	533,744
1,400,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,498,705
		TOTAL	18,682,742
		Financial Institution - Insurance - Health – 1.1%
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,305,110
555,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	647,005
1,130,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,378,016
		TOTAL	3,330,131
		Financial Institution - Insurance - Life – 2.5%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,053,797
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	642,298
390,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	497,789
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	400,469
500,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	623,289
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,498,431
570,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	616,398
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	351,935
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	963,337
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	543,299
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	246,847
		TOTAL	7,437,889
		Financial Institution - Insurance - P&C – 4.2%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,476,892
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,549,153
330,000		CNA Financial Corp., 6.50%, 8/15/2016	358,887
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	694,666
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	116,129
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,243,651
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,315,137
5

Principal Amount			Value
$250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	185,586
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	680,831
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	425,993
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,625,425
		TOTAL	12,672,350
		Financial Institution - REITs – 4.0%
640,000		AMB Property LP, 6.30%, 6/1/2013	698,013
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,344,946
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	920,547
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	216,983
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,029,611
850,000		Liberty Property LP, 6.625%, 10/1/2017	970,495
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	610,841
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,576,478
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	257,391
450,000		Prologis, Sr. Note, 6.875%, 3/15/2020	443,157
1,260,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,363,300
470,000		Regency Centers LP, Sr. Unsecd. Note, 4.80%, 4/15/2021	469,342
1,300,000		Simon Property Group, Inc., 6.35%, 8/28/2012	1,415,417
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	769,780
		TOTAL	12,086,301
		Municipal Services – 0.9%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	851,539
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,704,793
		TOTAL	2,556,332
		Sovereign – 0.7%
1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,139,509
900,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	991,125
		TOTAL	2,130,634
		Technology – 3.3%
1,120,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,174,089
700,000		BMC Software, Inc., 7.25%, 6/1/2018	845,480
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	776,878
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,881,497
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,262,073
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,412,444
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	530,491
		TOTAL	9,882,952
		Transportation - Airlines – 0.0%
4,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,238
		Transportation - Railroads – 1.0%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,245,801
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	513,927
153,378		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	187,692
		TOTAL	2,947,420
		Transportation - Services – 0.7%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,969,939
		Utility - Electric – 6.3%
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	953,016
1,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,320,598
6

Principal Amount			Value
$910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,067,659
610,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	634,994
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	506,074
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	774,978
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	613,442
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	856,240
1,629,330	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,833,008
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	482,510
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,993,084
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	736,890
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,177,566
550,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	565,487
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,656,493
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	542,434
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	252,070
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,817,448
		TOTAL	18,783,991
		Utility - Natural Gas Distributor – 0.4%
750,000		Atmos Energy Corp., 5.125%, 1/15/2013	812,236
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	303,567
		TOTAL	1,115,803
		Utility - Natural Gas Pipelines – 3.8%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,116,018
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,037,309
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,145,548
1,670,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,047,078
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,803,131
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,208,738
		TOTAL	11,357,822
		TOTAL CORPORATE BONDS (IDENTIFIED COST $273,546,332)	294,165,856
		Governments/Agencies – 0.2%
		Sovereign – 0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $501,093)	503,302
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
3,541		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	4,090
3,594		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	3,882
		TOTAL	7,972
		Government National Mortgage Association – 0.0%
2,201		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,538
6,626		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,690
		TOTAL	10,228
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,925)	18,200
		U.S. Treasury – 0.3%
		U.S. Treasury Bill – 0.3%;6
1,000,000	[7]	United States Treasury Bill, 0.200%, 1/27/2011 (IDENTIFIED COST $999,344)	999,586
7

Principal Amount		Value
	Repurchase Agreement – 1.5%
$4,466,000	Interest in $6,310,000,000 joint repurchase agreement 0.25%, dated 9/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,310,043,819 on 10/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/16/2040 and the market value of those underlying securities was $6,461,964,047.(AT COST)	4,466,000
	TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $279,528,694)[8]	300,152,944
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[9]	(582,964)
	TOTAL NET ASSETS — 100%	$299,569,980

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[4] U.S. Treasury Bonds 30-Year Short Futures	365	$48,807,344	December 2010	$241,595

Unrealized Appreciation on Futures Contracts is Included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $59,771,011, which represented 20.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $58,446,903, which represented 19.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,077,261
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,411	$246,847
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Discount rate at time of purchase.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	At September 30, 2010, the cost of investments for federal tax purposes was $279,528,694. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $20,624,250. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,150,106 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,525,856.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

8

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$294,165,856	$ —	$294,165,856
Governments/Agencies	—	503,302	—	503,302
Mortgage-Backed Securities	—	18,200	—	18,200
U.S. Treasury	—	999,586	—	999,586
Repurchase Agreement	—	4,466,000	—	4,466,000
TOTAL SECURITIES	$ —	$300,152,944	$ —	$300,152,944
OTHER FINANCIAL INSTRUMENTS*	$241,595	$ —	$ —	$241,595
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	— Real Estate Investment Trusts

9

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010